TAXES - Schedule of Movement of the Valuation Allowance (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Beginning balance	$ 335,547	$ 445,403
Current year addition (reduction)	201,079	(108,274)
Exchange difference	22,993	(1,582)
Ending balance	$ 559,619	$ 335,547